Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of estimated commitments
As of December 31, 2023, our estimated commitments are as follows:

	(dollars in thousands)
	Coal	Nuclear Fuel	Gas Transportation	Maintenance Agreements	Asset Retirement Obligations	Finance and Operating Leases
2024	$33,810	$95,520	$66,186	$57,749	$51,378	$16,862
2025	15,938	36,000	67,368	43,025	39,673	16,652
2026	9,362	32,250	69,578	15,736	45,923	16,361
2027	—	28,800	73,075	3,237	59,885	16,083
2028	—	28,500	68,971	46,964	71,267	4,078
Thereafter	—	45,660	835,212	269,196	5,065,526	8,428